May 5, 2016

Jackson Square All-Cap Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Series of Managed Portfolio Series

Supplement to the Prospectus dated March 29, 2016

Effective immediately, the “Similarly Managed Account Performance” section beginning on page 36 of the Prospectus is deleted and replaced with the following:

Similarly Managed Account Performance

As of the date of this Prospectus, the Funds have been recently organized and have no performance record of their own.  The performance information presented below is not that of the Funds, should not be considered a substitute for the Funds’ own performance, and should not be considered indicative of the Funds’ future performance.

The tables below provide the past performance of a composite of all client accounts managed by the Adviser on a fully discretionary basis with substantially similar objectives, policies and strategies employed by the Adviser to manage each Fund (each a “Composite”).  The accounts comprising each Composite are managed by the respective Fund’s portfolio managers.

The tables below present supplemental performance information for each Composite as a whole. Because of the similarities between the investment objectives, policies and strategies of each Fund and its corresponding Composite, this information may help provide an indication of a Fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the corresponding Fund, and you should not assume that the Fund or the Composite will have the same performance in the future.  Each Composite includes all of the accounts managed by the portfolio managers that have investment objectives, policies and strategies that are substantially similar to those of the corresponding Fund.

The Composite returns were prepared by the Adviser, consistent with the SEC’s standardized methodology, on a total return basis and include realized and unrealized gains or losses plus accrued income and the reinvestment of all dividends and interest.  All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the accounts, without provision for Federal or state income taxes.  Custodial fees, if any, were not included in the calculations.  The tables also show the total return for a broad-based securities market index for the periods indicated.

The client accounts comprising each Composite are not subject to the same types of expenses incurred by the Funds, including service fees for fund administration, transfer agency, fund accounting, and audit fees, federal and state registration fees, and other various expenses.  The client accounts are also not subject to certain investment limitations, diversification requirements and other restrictions imposed on the Funds by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The performance results of each Composite would have been lower if the client accounts included in the Composite had been subject to the Funds’ expenses or had been regulated as investment companies under Federal securities laws.

The following tables show the returns of each Composite for the periods indicated.  This performance data is for the Composites and does not reflect the performance results of the Funds.  This performance data should not be considered indicative of the Funds’ future performance.

All-Cap Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 5/31/2005
All-Cap Growth Equity Composite (Net of Fees) [1]	-7.53%	0.50%	12.35%	8.57%	10.27%
Russell 3000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-6.06%	5.09%	13.30%	8.49%	8.71%
[1]
The All-Cap Growth Equity Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the All-Cap Growth Equity Composite at the Adviser since May 1, 2014.

[2]
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell's leading style methodology.

Focus Global Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Since Inception 12/31/2008
Focus Global Growth Equity Composite (Net of Fees) [1]	-8.16%	0.25%	8.55%	16.00%
MSCI All Country World Index[2] (reflects no deduction for fees, expenses or taxes)	-6.68%	-2.36%	6.09%	10.71%
[1]
The Focus Global Growth Equity Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the Focus Global Growth Equity Composite at the Adviser since May 1, 2014.

[2]	The MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Large-Cap Growth Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 4/30/2005
Large Cap Growth Composite [1] (Net of Fees)	-7.87%	5.54%	15.34%	8.32%	9.85%
Russell 1000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-5.62%	5.67%	13.53%	8.53%	9.12%
[1]
The Large-Cap Growth Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the Large-Cap Growth Composite at the Adviser since May 1, 2014.

[2]
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell's leading style methodology.

Select 20 Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 4/30/2005
Select 20 Growth Equity Composite (Net of Fees) [1]	-8.68%	4.85%	14.82%	8.96%	10.86%
Russell 3000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-6.06%	5.09%	13.30%	8.49%	9.14%
[1]
The Select 20 Growth Equity Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the Select 20 Growth Equity Composite at the Adviser since May 1, 2014.

[2]
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell's leading style methodology.

SMID-Cap Growth Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 4/30/2005
SMID-Cap Growth – Focus Equity Composite (Net of Fees) [1]	-3.83%	7.58%	13.48%	11.91%	14.37%
Russell 2500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-9.62%	-0.19%	11.43%	8.49%	9.76%
[1]
The SMID-Cap Growth Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the SMID-Cap Growth Composite at the Adviser since May 1, 2014.

[2]
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at 844-577-3863.  This supplement should be retained with your Prospectus for future reference.